CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Revenues
Rental income (Notes 1, 3 and 7)	$ 16,530,063	$ 14,856,365	$ 14,524,314
Recovery of real estate taxes	0	0	243,423
(Loss) on disposition of property and equipment	(4,215)	(7,853)	0
Total revenues	16,525,848	14,848,512	14,767,737
Expenses
Real estate operating expenses (Notes 3 and 6)	8,044,218	7,837,227	7,583,514
Administrative and general expenses (Note 3)	3,614,784	3,574,616	3,828,033
Depreciation and amortization (Notes 1 and 3)	1,574,913	1,556,788	1,563,225
Total expenses	13,233,915	12,968,631	12,974,772
Income from continuing operations before investment income, interest expense and income taxes	3,291,933	1,879,881	1,792,965
Investment income and interest expense:
Investment income (Notes 1 and 2)	32,184	103,084	71,720
Interest expense (Notes 3, 4, 10 and 14)	(522,764)	(652,830)	(723,747)
Interest Income (Expense), Net	(490,580)	(549,746)	(652,027)
Income from continuing operations before income taxes	2,801,353	1,330,135	1,140,938
Income taxes provided (Notes 1 and 5)	1,531,000	572,000	480,000
Net income from continuing operations	1,270,353	758,135	660,938
Discontinued operations (Note 3)
(Loss) from discontinued operations - net of taxes	0	(227,779)	(228,730)
Net income	1,270,353	530,356	432,208
Retained earnings, beginning of year	37,069,917	36,539,561	36,107,353
Retained earnings, end of year	$ 38,340,270	$ 37,069,917	$ 36,539,561
Income per common share from continuing operations (in dollars per share)	$ 0.63	$ 0.37	$ 0.33
(Loss) per common share from discontinued operations (in dollars per share)	$ 0	$ (0.11)	$ (0.12)
Income per common share (in dollars per share)	$ 0.63	$ 0.26	$ 0.21
Dividends per share (in dollars per share)	$ 0	$ 0	$ 0
Average common shares outstanding (in shares)	2,015,780	2,015,780	2,015,780